Consolidated Statements Of Changes in Equity (Parenthetical) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Consolidated Statements of Changes in Equity
Income tax on foreign currency translation adjustment	¥ 0	¥ 0	¥ 0
Income tax on reclassification adjustment for loss on available-for-sale investment	¥ 0